Schedule of Investments (unaudited)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.7%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,031,489
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,319,202
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,111,408
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,171,360
Series A, 5.00%, 07/01/32	1,150	1,222,304
Series A, 5.00%, 07/01/33	1,600	1,698,477
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	12,025	11,989,754
Series A, 5.25%, 01/01/54	10,000	10,544,061
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	8,808,888
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	935	963,416
5.00%, 10/01/30	2,500	2,715,924
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,271,779
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,050,837
5.00%, 12/01/34	1,380	1,434,388
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,965	2,105,440
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	523,340
Southeast Energy Authority A Cooperative District, RB(a)
Series A-2, 5.98%, 01/01/53	30,265	30,390,766
Series B-1, 5.00%, 05/01/53	9,375	9,653,452
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,148,149
(AGM), 5.00%, 11/01/30	2,000	2,076,064
		119,230,498
Arizona — 2.3%
Arizona Health Facilities Authority, Refunding RB, Series B, 5.00%, 02/01/33	1,810	1,810,926
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	590	561,480
4.50%, 07/01/29	765	742,014
Series A, 4.00%, 07/01/29	4,135	3,918,123
Sustainability Bonds, 4.00%, 07/01/30	555	523,528
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	12,000	13,214,637
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	3,570	3,596,443
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(b)	165	164,939
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	$855	$ 821,316
5.00%, 01/01/31	10,000	10,383,012
		35,736,418
California — 12.5%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	8,252,197
Bay Area Toll Authority, RB, Class A, 5.02%, 04/01/36(a)	3,000	2,997,857
Bay Area Toll Authority, Refunding RB(a)
Series C, 4.22%, 04/01/56	4,500	4,450,839
Series E, 4.18%, 04/01/56	3,250	3,146,276
California Community Choice Financing Authority, RB(a)
Series G, 5.25%, 11/01/54	1,785	1,897,785
Sustainability Bonds, 5.51%, 12/01/53	6,750	6,806,963
Sustainability Bonds, 5.50%, 10/01/54	2,500	2,710,682
Series A, Sustainability Bonds, 4.00%, 10/01/52	8,650	8,640,820
Series E-2, Sustainability Bonds, 5.23%, 02/01/54	9,780	9,757,678
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,696,648
Series A, 5.00%, 11/15/33	1,855	1,965,601
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,581	3,311,531
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	3,975,234
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,001,369
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,238,351
Series A, 5.00%, 07/01/31	1,050	1,083,605
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	506,775
Series A, 5.00%, 06/01/29	260	259,646
Series A, 4.00%, 06/01/31	265	248,748
Series A, 5.00%, 06/01/32	1,055	1,056,054
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,247,372
Series A, AMT, 5.00%, 05/15/32	1,800	1,874,073
Series A, AMT, 5.00%, 05/15/33	675	700,533
Series A, AMT, 5.00%, 05/15/34	1,650	1,715,626
City of Los Angeles California, RB, 5.00%, 06/27/24	20,000	20,031,683
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	18,250	19,765,936
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	683,058
Series B, (BAM), 0.00%, 06/01/34	1,125	736,409
Series B, (BAM), 0.00%, 06/01/35	1,000	647,667
Series B, (BAM), 0.00%, 06/01/36	1,000	587,939
El Camino Community College District Foundation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	7,518,934
Series C, Election 2002, 0.00%, 08/01/31	12,465	9,784,557
Series C, Election 2002, 0.00%, 08/01/32	17,435	13,475,341
Los Angeles Unified School District, GO, Series A, Election 2008, 4.00%, 07/01/33	3,000	3,026,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	$3,500	$ 2,677,904
0.00%, 08/01/31	5,940	4,347,900
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,045	2,182,790
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	519,145
Series A, AMT, 5.00%, 03/01/31	1,500	1,557,674
Series A, AMT, 5.00%, 03/01/32	1,000	1,037,934
Series A, AMT, 5.00%, 03/01/33	975	1,011,498
Series A, AMT, 5.00%, 03/01/34	1,250	1,294,675
Series A, AMT, 5.00%, 03/01/35	2,000	2,070,674
Poway Unified School District, GO(c)
Series A, Election 2008, 0.00%, 08/01/30	10,000	8,208,283
Series A, Election 2008, 0.00%, 08/01/32	12,500	9,211,882
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,040,981
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,209,559
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	703,406
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,160,316
		194,035,068
Colorado — 5.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,685,564
Series A, AMT, 5.00%, 12/01/33	25,000	26,064,497
Series D, AMT, 5.50%, 11/15/30	14,000	15,499,544
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	751,885
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,500,195
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	1,015	942,055
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,094,235
Series B, 2.63%, 05/15/29	2,100	1,871,735
Series D, 4.32%, 05/15/61(a)	7,000	6,990,697
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	2,980,488
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	1,475	1,471,678
Park Creek Metropolitan District, Refunding RB
Series A, 5.00%, 12/01/27	1,500	1,521,006
Series A, 5.00%, 12/01/28	1,500	1,521,230
Series A, 5.00%, 12/01/30	1,350	1,373,543
Series A, 5.00%, 12/01/31	1,500	1,530,425
Plaza Metropolitan District No. 1, Refunding TA(b)
4.10%, 12/01/24	5,080	5,039,750
4.20%, 12/01/25	5,280	5,186,314
		90,024,841
Connecticut — 0.8%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,172,599
(SAP), 5.00%, 06/15/31	1,125	1,204,817
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	$370	$ 353,692
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	226,108
Series G-1, 5.00%, 07/01/28(b)	300	301,029
Series G-1, 5.00%, 07/01/29(b)	300	299,831
Series G-1, 5.00%, 07/01/30(b)	300	298,750
Series G-1, 5.00%, 07/01/32(b)	425	419,686
Series G-1, 5.00%, 07/01/34(b)	355	347,712
Series I-1, 5.00%, 07/01/35	400	415,552
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,488,188
		12,527,964
Delaware — 0.9%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/24	705	705,592
Series A, 5.00%, 07/01/25	805	810,273
Series A, 5.00%, 07/01/26	850	859,723
Series A, 5.00%, 07/01/27	890	903,296
Series A, 5.00%, 07/01/28	935	948,965
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,688,278
Series B, 1.25%, 10/01/40	500	471,274
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,203,412
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,217,194
		13,808,007
District of Columbia — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	17,325	18,265,842
Florida — 6.9%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,026,499
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	1,420	1,353,119
Series A-1, 3.38%, 07/01/31	1,810	1,667,070
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/32	1,610	1,721,176
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,866,653
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/33	3,000	3,008,807
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,284,115
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,744,481
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,640,936
Series B, 0.00%, 06/01/31	1,295	1,027,155
Series B, 0.00%, 06/01/32	2,495	1,905,333
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,008
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	3,085	3,078,455
AMT, 3.00%, 06/01/32	2,665	2,219,794

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/24(b)	$105	$ 104,852
4.00%, 06/01/25(b)	100	98,264
4.00%, 06/01/26(b)	110	106,398
4.00%, 09/15/30(b)	470	443,351
AMT, 07/15/32(a)(b)(d)	5,445	5,619,370
AMT, 07/01/34(d)	2,500	2,650,723
AMT, (AGM), 07/01/44(d)	4,685	4,872,203
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/30	2,325	2,491,084
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	540	508,528
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	990	1,006,166
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	355,645
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	934,698
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,003,683
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,772,840
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,820	20,346,596
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	930,615
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,259,166
St Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	177,177
4.00%, 12/15/28	200	190,528
4.00%, 12/15/29	215	202,193
4.00%, 12/15/30	195	181,142
4.00%, 12/15/31	205	188,300
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	506,901
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	730	726,122
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	3,690	3,640,495
4.00%, 05/01/33	860	860,004
4.00%, 05/01/34	1,930	1,929,938
		107,850,583
Georgia — 6.7%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,433,096
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	6,754,935
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,305,911
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,300,510
Series A, 5.00%, 05/15/30	8,000	8,317,760
Series A, 4.00%, 07/01/52(a)	3,500	3,491,655
Series A, 4.00%, 09/01/52(a)	15,000	14,870,370
Series A, 5.00%, 06/01/53(a)	11,185	11,680,830
Series B, 5.00%, 12/01/52(a)	20,190	20,949,653
Series C, 4.00%, 05/01/52(a)	5,360	5,348,990
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	$9,865	$ 10,379,185
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,467,471
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,133,597
5.00%, 01/01/30	1,905	2,062,396
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,280,017
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,353,278
		104,129,654
Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	529,427
Series F, 5.00%, 01/01/30	1,160	1,232,891
Series F, 5.00%, 01/01/31	1,250	1,340,892
		3,103,210
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	155	150,356
Illinois — 10.3%
Chicago Board of Education, Refunding GO, Series C, 5.00%, 12/01/30	7,025	7,232,959
Chicago Housing Authority, RB, M/F Housing
Series A, 5.00%, 01/01/33	3,000	3,118,977
Series A, 5.00%, 01/01/35	1,500	1,560,956
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	4,960,289
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,265,650
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,067,002
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,067,263
Illinois Finance Authority, Refunding RB
5.00%, 08/15/30	4,515	4,957,921
Series A, 4.00%, 11/01/24	425	420,827
Series A, 5.00%, 11/01/26	460	448,692
Series A, 5.00%, 11/01/28	1,745	1,664,702
Series A, 5.00%, 11/01/29	1,840	1,733,324
Series A, 5.00%, 10/01/30	1,000	1,036,985
Series A, 5.00%, 11/01/30	1,935	1,801,144
Series A, 5.00%, 11/15/31	8,415	8,498,711
Series A, 4.00%, 10/01/32	1,000	1,012,271
Series A, 5.00%, 11/15/32	2,075	2,090,883
Series A, 4.00%, 02/01/33	12,850	12,852,689
Series A, 5.00%, 11/15/33	2,125	2,141,284
Series B, 5.00%, 08/15/30	3,205	3,325,415
Series B, 4.47%, 05/01/42(a)	1,750	1,720,575
Series C, 5.00%, 02/15/30	12,000	12,439,897
Illinois Municipal Electric Agency, Refunding RB
Series A, 5.00%, 02/01/31	3,000	3,034,910
Series A, 5.00%, 02/01/32	1,500	1,516,926
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,163,809
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,591,499
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,256,065
5.00%, 12/15/30	1,385	1,452,608
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	$11,000	$ 12,040,183
State of Illinois, GO
Series A, 5.00%, 12/01/26	10,805	11,153,319
Series A, 5.00%, 12/01/28	9,950	10,408,214
Series A, 5.00%, 03/01/32	1,500	1,636,051
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	7,427,039
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	260	244,115
		160,343,154
Indiana — 0.5%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,616,729
Series B, 4.07%, 03/01/39(a)	965	949,737
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,033,535
5.00%, 07/01/33	1,400	1,446,871
		7,046,872
Iowa — 1.6%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	23,930	24,340,488
Kansas — 0.2%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/24	1,550	1,550,023
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	308,616
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	500	482,351
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,396,256
		3,737,246
Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	4,225	4,164,800
Kentucky Public Transportation Infrastructure Authority, RB, CAB
0.00%, 07/01/30(c)	1,230	874,759
Convertible, 6.40%, 07/01/33(e)	1,500	1,750,287
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,467,137
		14,256,983
Louisiana — 1.3%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,089,628
(AGM), 5.00%, 06/01/30	1,000	1,027,979
(AGM), 5.00%, 06/01/31	1,020	1,048,566
(AGM), 5.00%, 06/01/32	1,225	1,259,368
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,891,454
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,121,899
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	700	688,073
Series A, 5.00%, 04/01/30	460	445,440
Series A, 5.00%, 06/01/31	500	477,429
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,261,926
5.00%, 05/15/30	990	1,011,589
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
3.00%, 05/15/31	$2,225	$ 2,059,485
5.00%, 05/15/32	1,485	1,517,044
5.00%, 05/15/33	2,175	2,221,993
		20,121,873
Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
Sustainability Bonds, 5.00%, 01/01/33	695	747,228
Sustainability Bonds, 5.00%, 01/01/34	305	328,050
Sustainability Bonds, 4.00%, 01/01/35	1,000	1,009,808
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	328,118
5.00%, 07/01/30	275	305,323
		2,718,527
Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	165	165,005
4.90%, 07/01/30	1,315	1,315,739
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,236,455
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	586,969
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,830,894
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,221,557
5.00%, 07/01/31	2,400	2,460,823
5.00%, 07/01/32	500	523,171
5.00%, 07/01/33	2,585	2,652,667
5.00%, 07/01/34	775	808,331
Series A, 5.00%, 01/01/31	2,865	2,925,146
Series A, 5.00%, 01/01/32	3,010	3,073,333
Series A, 5.00%, 01/01/33	3,165	3,231,675
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,732,215
		27,763,980
Massachusetts — 1.1%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	5,227,262
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	2,795,766
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,092,469
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,083,477
Series A, 5.00%, 01/01/33	1,500	1,545,753
Series A, 5.00%, 01/01/34	2,085	2,146,722
Series A, 5.00%, 01/01/35	2,000	2,054,677
		16,946,126
Michigan — 2.4%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	746,007
5.00%, 04/01/27	580	594,991
5.00%, 04/01/28	665	691,063
5.00%, 04/01/29	665	690,713
5.00%, 04/01/30	510	530,833

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/31	$735	$ 765,362
5.00%, 04/01/32	625	650,437
5.00%, 04/01/33	830	863,811
Michigan Finance Authority, Refunding RB, 4.52%, 04/15/47(a)	16,595	16,557,814
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	640	615,410
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,371,040
AMT, 5.00%, 12/31/32	2,000	2,073,162
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,665,007
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	1,260	1,278,140
5.00%, 11/15/34	1,410	1,415,783
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,132,781
Series A, 5.00%, 07/01/32	1,430	1,473,382
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	897,758
		37,013,494
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,125,640
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	465	482,313
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	490	509,713
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, 0.00%, 02/01/30	3,915	3,023,412
Series B, 0.00%, 02/01/31	2,190	1,615,759
Series B, 0.00%, 02/01/32	1,450	1,020,076
		7,776,913
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,334,307
Series A, (AGM), 5.00%, 03/01/31	1,595	1,633,020
Series A, (AGM), 5.00%, 03/01/32	2,000	2,041,170
Series A, (AGM), 5.00%, 03/01/33	1,275	1,305,370
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,399,231
		19,713,098
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/15/31	1,175	1,205,375
4.00%, 05/15/32	1,680	1,699,876
4.00%, 05/15/33	2,000	2,023,691
Series A, 4.00%, 11/15/33	2,010	2,010,149
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	760	653,436
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	410	374,454
		7,966,981
Security	Par (000)	Value
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	$10,050	$ 9,689,889
Nebraska — 0.0%
Elkhorn School District, GO
4.00%, 12/15/32	325	337,153
4.00%, 12/15/33	375	389,035
		726,188
Nevada — 0.4%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	5,000	5,060,499
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	290	289,533
Series A, 4.50%, 12/15/29(b)	430	417,298
		5,767,330
New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	275,180
4.00%, 01/01/29	300	288,637
4.00%, 01/01/30	280	267,678
Class A, AMT, 4.15%, 10/01/33(a)	7,180	7,145,750
Series A, AMT, 4.00%, 11/01/27(b)	2,205	2,173,078
		10,150,323
New Jersey — 16.2%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	174,438
(AGM), 4.00%, 04/01/31	175	179,090
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(f)	340	340,748
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	6,500	6,517,695
Series A, AMT, 5.63%, 11/15/30	1,740	1,758,274
Series B, AMT, 5.63%, 11/15/30	1,315	1,328,811
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(b)	525	502,132
Series A, 4.00%, 07/01/29	335	324,604
Series A, 5.00%, 06/15/32	4,500	4,751,118
Series C, 5.00%, 06/15/32	3,600	3,800,894
Series DDD, 5.00%, 06/15/27(g)	2,000	2,111,899
AMT, 5.00%, 01/01/28	4,705	4,705,966
Series QQQ, Sustainability Bonds, 5.00%, 06/15/30	600	657,624
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,029,506
5.00%, 01/01/29	1,945	1,910,079
(AGM), 5.00%, 06/01/30	1,500	1,555,752
(AGM), 5.00%, 06/01/31	1,750	1,815,126
(AGM), 4.00%, 06/01/32	2,125	2,131,647
Series MMM, 4.00%, 06/15/35	5,000	5,092,607
Sub-Series A, 4.00%, 07/01/32	9,855	9,911,843
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,481,514
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	4,553,573
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	5,868,327
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	$1,500	$ 1,519,613
5.00%, 07/01/29	4,150	4,240,627
5.00%, 07/01/30	3,500	3,578,769
Series A, 5.00%, 07/01/30	11,245	11,570,316
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,566,478
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,274,110
Series A, AMT, 4.00%, 12/01/32	750	736,583
Series A, AMT, 4.00%, 12/01/33	605	592,896
Series A, AMT, 4.00%, 12/01/34	300	296,324
Series A, AMT, 4.00%, 12/01/35	300	294,858
Series B, AMT, 5.00%, 12/01/30	5,000	5,324,963
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	9,451,866
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,291,547
Series AA, 5.25%, 06/15/28	4,500	4,571,286
Series BB, 5.00%, 06/15/30	1,500	1,609,904
Series C, (NPFGC), 0.00%, 12/15/30(c)	35,000	27,368,290
Series C, 5.25%, 06/15/32	10,000	10,099,316
Series D, 5.00%, 06/15/32	5,000	5,042,078
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	6,780,520
Series A, 5.00%, 12/15/30	21,325	22,890,604
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,115,043
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	501,302
State of New Jersey, GO, Series A, 4.00%, 06/01/30	26,000	27,378,592
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,736,841
Series A, 5.00%, 06/01/32	8,270	8,763,496
		252,099,489
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	465,511
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	978,427
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD), 3.75%, 09/01/31	100	100,506
Series A-1, AMT, (GTD), 3.88%, 04/01/34	20	20,118
Series A-2, AMT, (GTD), 3.80%, 11/01/32	100	100,523
Series A-2, AMT, (GTD), 3.80%, 09/01/33	100	100,500
		1,765,585
New York — 4.9%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(b)	185	184,760
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	532,231
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	217,630
5.00%, 06/01/31	300	330,306
5.00%, 06/01/32	100	109,956
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 4.36%, 11/01/32(a)	2,875	2,837,592
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	$10,000	$ 10,669,708
Metropolitan Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	10,295,607
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,273,456
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	5,000	4,866,987
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	2,250	2,288,564
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,660,535
AMT, 5.00%, 01/01/31	5,000	5,149,557
Series A, AMT, 4.00%, 07/01/32	5,500	5,215,980
Series A, AMT, 4.00%, 07/01/33	6,000	5,720,325
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	13,140	13,048,666
AMT, 4.00%, 10/31/34	350	331,871
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,275	2,093,082
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	363,604
Series A, AMT, 5.00%, 12/01/29	235	245,086
Series A, AMT, 5.00%, 12/01/30	250	262,032
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	4,001,570
		76,699,105
North Carolina — 1.9%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	356,266
Series A, 5.00%, 06/01/29	350	385,759
Series A, 5.00%, 06/01/30	485	543,573
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	355	339,900
4.00%, 09/01/34	185	175,890
Series A, 4.00%, 10/01/27	600	599,805
Series B-2, 3.75%, 10/01/28	425	414,854
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,476,491
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	399,972
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 4.21%, 12/01/34	7,000	6,944,942
Series A, 4.21%, 12/01/41	17,845	17,792,096
		29,429,548
Ohio — 1.5%
Akron Bath Copley Joint Township Hospital District, Refunding RB, Class A, 5.00%, 11/15/30	1,010	1,114,469
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	442,192
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(a)	6,000	5,939,994
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,238,852
4.00%, 09/01/30(a)	1,650	1,648,239

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB (continued)
Series A, AMT, 4.25%, 11/01/39(a)	$1,525	$ 1,524,259
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,728,348
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,645,209
AMT, (AGM), 5.00%, 12/31/30	2,400	2,430,292
		22,711,854
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,377,054
Oregon — 1.0%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,626,777
Oregon State Facilities Authority, Refunding RB, Series B, 5.00%, 06/01/30	4,750	5,156,066
Port of Morrow Oregon, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,233,502
Series D, 4.00%, 12/01/30	880	902,199
		14,918,544
Pennsylvania — 18.0%
Allegheny County Higher Education Building Authority, Refunding RB, 4.01%, 02/01/33(a)	6,250	5,804,644
Allegheny County Hospital Development Authority, RB, Series D2, 4.47%, 11/15/47(a)	5,205	5,170,288
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,228,948
Series A, 5.00%, 04/01/34	3,345	3,498,657
Series A, 5.00%, 04/01/35	1,000	1,043,264
Allentown City School District, Refunding GO, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,295,799
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	675	687,634
5.00%, 05/01/32	9,310	9,424,896
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	467,885
5.00%, 05/01/30	450	471,082
Bucks County Industrial Development Authority, RB
5.00%, 07/01/29	555	492,394
5.00%, 07/01/30	700	609,042
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	1,805,152
Series A, 5.00%, 10/01/32	1,450	1,521,669
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	174	172,259
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,551,077
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 4.00%, 08/01/32	6,000	6,107,442
Series A, 5.00%, 08/01/30	4,500	4,733,882
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,842,163
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,338,211
Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Refunding GO, Series 1, 4.00%, 01/01/30	$7,000	$ 7,106,410
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	570	568,079
5.00%, 01/01/30	1,285	1,285,589
5.00%, 01/01/32	1,510	1,520,037
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,306,168
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(g)	825	839,465
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,171,996
Series A-2, 5.00%, 02/15/34	1,750	1,824,196
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,463,661
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	150,502
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	15,000	14,372,275
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,758,715
4.00%, 09/01/36	1,500	1,511,975
Series A, 5.00%, 09/01/31	1,750	1,853,424
Series A, 5.00%, 09/01/32	1,315	1,380,874
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,933,222
Series A, 5.25%, 01/15/25(g)	3,250	3,288,443
Series A, 4.10%, 04/01/53(a)	7,905	8,038,425
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,754,719
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,081,377
5.00%, 12/31/30	13,100	13,321,321
5.00%, 12/31/34	16,500	16,741,792
Series A-1, 5.00%, 04/15/30	2,500	2,726,483
AMT, 5.00%, 12/31/29	3,750	3,980,002
AMT, 5.00%, 06/30/30	3,500	3,730,764
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,650,181
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 5.00%, 06/15/26(g)	100	103,523
Series AT-1, 5.00%, 06/15/30	7,810	8,053,174
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	432,086
5.00%, 05/01/31	1,275	1,295,947
4.00%, 05/01/32	3,000	2,519,152
5.00%, 05/01/32	1,750	1,779,962
5.00%, 05/01/33	3,320	3,373,974
5.00%, 05/01/35	1,000	1,013,842
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,428,410
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	763,459
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	8,304,982
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	879,585
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series B, 5.00%, 12/01/30	$620	$ 691,716
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,149,638
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,277,492
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,197,493
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,057,765
2nd Sub Series, 5.00%, 12/01/33	1,815	1,918,623
2nd Sub Series, 5.00%, 12/01/34	1,500	1,584,852
2nd Sub Series, 5.00%, 12/01/35	2,005	2,109,112
Series B, 5.00%, 12/01/30	330	368,171
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,196,879
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	300	282,776
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	875,416
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	439,906
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	226,413
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/24	1,500	1,504,627
Series A, (SAW), 5.00%, 09/01/25	1,300	1,318,771
Series A, (SAW), 5.00%, 09/01/26	3,250	3,343,788
Series A, (SAW), 5.00%, 09/01/27	2,675	2,795,650
Series A, (SAW), 5.00%, 09/01/28	1,630	1,732,118
Series A, (SAW), 5.00%, 09/01/30	2,380	2,598,930
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,482,408
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	481,453
Series A, (GTD), 4.00%, 07/01/33	440	443,107
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	127,715
Series A, 4.00%, 11/15/28	105	103,242
Series A, 4.00%, 11/15/29	140	135,740
Series A, 4.00%, 11/15/30	190	183,337
Series A, 4.00%, 11/15/31	200	192,102
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,524,466
(BAM), 5.00%, 08/15/31	5,000	5,236,164
(BAM), 5.00%, 08/15/32	17,945	18,787,901
		278,942,350
Puerto Rico — 5.6%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,533	1,652,271
Series A-1, Restructured, 5.75%, 07/01/31	5,097	5,673,547
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,526,167
Series A-1, Restructured, 0.00%, 07/01/31	38,523	29,085,565
Series A-1, Restructured, 0.00%, 07/01/33	43,149	29,782,159
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,324,432
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,474,241
		86,518,382
Security	Par (000)	Value
Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	$1,500	$ 1,531,180
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,061,122
Series A, AMT, 5.00%, 12/01/30	1,300	1,385,885
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,763,216
Series A, 5.00%, 06/01/29	4,500	4,523,601
Series A, 5.00%, 06/01/30	4,215	4,237,155
		16,502,159
South Carolina — 1.1%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,200	3,366,322
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,461,112
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,059,847
		16,887,281
Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,002,751
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,215,878
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,328,861
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	5,938,329
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,218,829
		20,704,648
Texas — 14.5%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,030	2,792,126
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(g)	4,275	4,349,377
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	12,522,735
Series C, 5.00%, 08/15/33	14,000	14,028,742
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,182,977
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,009,088
City of Houston Texas Airport System Revenue, ARB
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,914,888
Series C, AMT, 5.00%, 07/15/28	3,000	3,089,961
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,487,970
AMT, 4.75%, 07/01/24	3,135	3,138,038
AMT, 5.00%, 07/01/29	14,000	14,014,819
Series C, AMT, 5.00%, 07/15/27	2,000	2,049,516
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,275,129
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,578,748
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,651,997
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF), 4.00%, 08/15/31	1,250	1,258,784
Series A, 3.95%, 12/01/32	1,650	1,555,532

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	$1,165	$ 1,205,622
4.00%, 02/15/35	725	745,096
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,774,496
DeSoto Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	3,980	4,348,684
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	480	479,982
Series B, 6.38%, 01/01/33	40	40,009
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,108,172
Series A, 5.00%, 01/01/33	850	797,355
Series A, 5.00%, 06/01/33	3,000	2,740,246
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF), 0.00%, 08/15/31	1,200	871,644
Series D, (PSF), 0.00%, 08/15/32	1,875	1,279,400
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	440,731
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	31,120	31,357,845
Series B, (AMBAC), 4.55%, 05/01/30	10,000	9,920,193
Series B-2, 4.00%, 06/01/30	12,995	12,772,040
AMT, 4.25%, 05/01/30	6,855	6,631,380
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	21,370	15,441,527
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	3,805	3,667,580
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	335	322,855
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	3,051,782
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	4,715,427
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,875,786
Series B, 5.00%, 07/01/35	9,435	10,007,855
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/29	1,000	1,001,491
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	16,435	17,137,961
5.00%, 12/15/32	5,000	5,261,424
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,666,618
		225,563,628
Security	Par (000)	Value
Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	$2,980	$ 3,188,893
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,038,740
		8,227,633
Virginia — 0.1%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	325	322,874
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	907,211
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	860	856,224
		2,086,309
Washington — 2.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.00%, 01/01/40(a)	4,050	4,000,599
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,855,839
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,143,510
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	9,809,715
Washington State Convention Center Public Facilities District, RB, Junior Lien, 4.00%, 07/01/31	4,240	4,149,030
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/24	350	350,142
Series A, 5.00%, 07/01/25	350	351,771
Series A, 5.00%, 07/01/26	285	288,806
Series A, 5.00%, 07/01/27	350	358,473
Series A, 5.00%, 07/01/28	550	570,637
Series A, 5.00%, 07/01/29	775	814,057
Series A, 5.00%, 07/01/30	815	864,447
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,017,462
Series A, 5.00%, 01/01/32	1,140	1,161,546
		36,736,034
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,038,262
Series A, 5.00%, 06/01/33	1,100	1,147,962
		3,186,224
Wisconsin — 2.6%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,520	1,398,352
5.00%, 01/01/31	650	633,730
Series A, 4.00%, 07/15/29	575	546,963
Series A, 4.00%, 03/01/30	1,140	1,088,419
Series A, 3.75%, 06/01/30	345	317,349
Series A, 5.00%, 06/15/31	705	678,324
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	325	296,151
Class A, 3.00%, 12/01/26(b)	250	243,063
Class C, 4.00%, 10/01/41(a)	7,000	7,028,179
AMT, 2.63%, 11/01/25	3,000	2,910,073
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
Class B, AMT, 4.00%, 10/01/46(a)	$1,750	$ 1,818,325
Series B, AMT, 5.25%, 07/01/28	1,780	1,780,784
State of Wisconsin, GO, Series A, 4.19%, 05/01/25(a)	10,890	10,799,983
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	1,350	1,337,827
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,691,544
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	6,432,203
		40,001,269
Total Municipal Bonds — 142.4% (Cost: $2,252,841,917)		2,210,299,002
Municipal Bonds Transferred to Tender Option Bond Trusts(h)(i)
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/31	8,085	8,085,076
Series A, AMT, 4.25%, 11/15/32	2,230	2,230,152
		10,315,228
Florida — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,202,222
Series Q-1, 4.00%, 10/01/30	18,095	18,097,365
Series Q-1, 4.00%, 10/01/31	18,820	18,822,452
Series Q-1, 4.00%, 10/01/32	19,575	19,577,544
Series Q-1, 4.00%, 10/01/33	20,355	20,357,654
		94,057,237
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.7% (Cost: $104,359,982)		104,372,465
Total Long-Term Investments — 149.1% (Cost: $2,357,201,899)		2,314,671,467
Short-Term Securities
Commercial Paper — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 3.75%, 09/20/24	5,000	4,997,886

Security	Shares	Value
Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(j)(k)	39,663,355	$ 39,667,322
Total Short-Term Securities — 2.9% (Cost: $44,661,405)		44,665,208
Total Investments — 152.0% (Cost: $2,401,863,304)		2,359,336,675
Other Assets Less Liabilities — 0.8%		12,909,465
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(69,881,224)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(749,791,292)
Net Assets Applicable to Common Shares — 100.0%		$ 1,552,573,624

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 88,184,293	$ —	$ (48,519,755)(a)	$ 6,901	$ (4,117)	$ 39,667,322	39,663,355	$ 808,874	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,210,299,002	$ —	$ 2,210,299,002
Municipal Bonds Transferred to Tender Option Bond Trusts	—	104,372,465	—	104,372,465
Short-Term Securities
Commercial Paper	—	4,997,886	—	4,997,886
Money Market Funds	39,667,322	—	—	39,667,322
	$39,667,322	$2,319,669,353	$—	$2,359,336,675
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(819,569,982)	$—	$(819,569,982)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)

Portfolio Abbreviation (continued)
ST	Special Tax
TA	Tax Allocation